Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2024 $ / shares
Note 17 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 22.16
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 79.89